Share-based Compensation - Additional Information (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2021 Vote $ / shares shares	Jul. 31, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 tranche $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average period of unrecognized compensation cost				4 years 2 months 15 days
Options vested (in shares) | shares				127,062
Conversion Ratio, Class B to Class A Ordinary Shares	1
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)			10 years
Vesting period (in years)			5 years
Vesting percentage			20.00%
Vested after service period (in years)			1 year
2019 Plan | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares			141,083,452
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Contractual term (in years)		10 years
Vesting period (in years)		5 years
Vesting percentage		20.00%
Vested after service period (in years)		1 year
2020 Plan | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares		165,696,625
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares				579,600	36,987,700	4,224,000
Weighted average grant date fair value of options granted | $ / shares				$ 16.05	$ 15.78	$ 1.71
Unrecognized compensation expenses | $				$ 76,430,000
Weighted average period of unrecognized compensation cost				3 years 3 months 25 days
Number of vested and exercisable options (in shares) | shares				46,292,444	40,251,584
Average exercise price (in USD per share) | $ / shares				$ 0.10	$ 0.10
2019 and 2020 Share Incentive Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expenses | $				$ 203,638
2019 and 2020 Share Incentive Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares					14.42	1.35
2019 and 2020 Share Incentive Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | $ / shares					$ 17.35	$ 1.90
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (in shares) | shares					108,557,400
Weighted average grant date fair value of options granted | $ / shares				$ 4.96	$ 4.96
Unrecognized compensation expenses | $				$ 538,445,000
Exercise price per share | $ / shares								$ 14.63
Exercise price per share ADS | $ / shares								$ 29.26
Number of tranches								6
Number of option granted per tranche | shares								18,092,900
Number of Votes | Vote	10
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								500,000
Weighted Average Remaining Contractual Life								500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								1,000,000
Weighted Average Remaining Contractual Life								1,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								1,500,000
Weighted Average Remaining Contractual Life								1,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								2,000,000
Weighted Average Remaining Contractual Life								2,000,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								2,500,000
Weighted Average Remaining Contractual Life								2,500,000
2021 Share Incentive Plan | Share-based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award
Number of vehicle								3,000,000
Weighted Average Remaining Contractual Life								3,000,000
2021 Share Incentive Plan | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Number of Votes | Vote	1
2021 Share Incentive Plan | Common Class B [Member] | Mr. Li Xiang
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares authorized | shares	108,557,400						108,557,400	108,557,400
Exercise price per share | $ / shares	$ 14.63						$ 14.63